Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues		$ 44,083,731	$ 52,176,109	$ 36,074,004
Cost of revenues		(43,921,081)	(47,932,230)	(32,590,022)
Gross profit		162,650	4,243,879	3,483,982
Operating expenses:
General and administrative expenses		(11,001,406)	(3,773,606)	(2,961,483)
Total operating expenses		(11,001,406)	(3,773,606)	(2,961,483)
Income (loss) from operations		(10,838,756)	470,273	522,499
Other (expense) income:
Other income		145,706	22,592	66,617
Interest expense, net		(58,263)	(98,026)	(88,730)
Total other (expenses) income, net		87,443	(75,434)	(22,113)
Income (loss) before income tax		(10,751,313)	394,839	500,386
Income tax (expenses) credit		20,591	(174,196)	(45,971)
Net income (loss) and comprehensive income (loss)		(10,730,722)	220,643	454,415
Net loss attributable to non-controlling interests		(57,164)
Net income (loss) attributable to New Century Logistics (BVI) Limited’s shareholders		$ (10,673,558)	$ 220,643	$ 454,415
Net income (loss) per share attributable to ordinary shareholders
Basic		$ (3.71)	$ 0.09	$ 0.18
Diluted		$ (3.71)	$ 0.09	$ 0.18
Weighted average number of ordinary shares used in computing net income (loss) per share, basic	[1]	2,880,514	2,500,000	2,500,000
Weighted average number of ordinary shares used in computing net income (loss) per share, diluted	[1]	2,880,514	2,500,000	2,500,000

[1]	Retroactively restated for effect of 1-for-8 reverse stock splits on November 14, 2025 and 2,000-for-1 forward split on April 11, 2023.